March 12, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Rockwell Medical Technologies, Inc. Form 10-K for the year ended December 31, 2009
Ladies and Gentlemen:
Please find attached for filing the Annual Report on Form 10-K for the year ended December 31, 2009 of Rockwell Medical Technologies, Inc. Please be advised that the financial statements do not reflect a change from last year in accounting principles or practices or in the methods of application of those principles or practices.
Very truly yours,
Thomas Klema
Vice President and Chief Financial Officer
Enclosure